Finance costs and finance income	12 Months Ended
Dec. 31, 2025
Finance costs and finance income
Finance costs and finance income

28.Finance costs and finance income

(a)	This caption is made up as follows:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Finance income:
Interest on tax claims, note 30	16,580	263	—
Interest of the liability related to the tax claim, note 7 (c.2), note 30(d)	11,906	—	—
Interest on time deposits	18,867	9,998	7,795
Finance update of other account receivable	623	599	269
Interests on third party loans	7	662	800
Interest on loans to related parties, note 31(a)	7	21	23
Other finance income	356	985	170
Total finance income	48,346	12,528	9,057

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Finance costs:
Interest related to senior notes	46,937	30,250	30,250
Fair value variation of the financial liability of the contingent consideration liability (c)	11,076	6,657	4,709
Accretion expense for mine closure and exploration projects, note 14(b)	10,851	8,081	11,838
Interest on borrowings and loans	3,494	7,276	9,044
Derecognition of issuance cost of bond Senior Notes 5.50%, note 15(c)	3,289	—	—
Bonds non-domiciled interest	2,311	1,902	—
Accrual of costs for bond issuance, note 15(g)	2,062	2,122	2,082
Interest related to payments to the tax administration, note 30(d)	1,694	3,003	-
Accretion expense for leases related to right-in-use assets, note 15(g)	667	623	266
Structuring costs related to credit lines	175	2,062	—
Interest related to the liability resulting from the tax claim of the years 2009-2010	—	—	58,454
Amortized cost of financial obligations, note 15(g)	—	700	155
Update of the present value of accounts receivable from Howden Holdco Perú	—	—	1,956
Other financial costs	4,573	2,721	500
	87,129	65,397	119,254

(b)	Financial liabilitiy from contingent consideration -

On August 18, 2014, Buenaventura acquired from Minera Gold Fields Peru S.A. (hereinafter “Gold Fields”) 51% of the voting shares of Canteras del Hallazgo S.A.C., which represented the whole interest of Gold Fields in the equity of such entity.

Subsequently, during the same year, as a result of the merger with Canteras del Hallazgo S.A.C., Buenaventura acquired ownership of the Chucapaca mining project (currently the San Gabriel Project).

The purchase and sale agreement of Gold Field’s shares in Canteras del Hallazgo S.A.C. considered a contingent consideration equivalent to 1.5% over the future sales of the minerals arising from the mining properties acquired. The Group has the right in the preferred acquisition right over this royalty in case Gold Fields decides to sell it. These future payments represent a contingent consideration, whose fair value was determined using the income approach, considering the present value of the future payments. The changes in the fair value of this liability are recognized as income or loss in the consolidated statement of profit or loss. On February 18, 2026, Gold Fields announced the sale of these royalties to OR Royalties Inc.

As of December 31, 2025 and 2024, it is highly probable that the Group reaches the projected future sales. The fair value of the contingent consideration determined as of December 31, 2025 and 2024 reflects this assumption.

(c)	A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Beginning balance	28,271	21,614	16,905

Changes in the fair value through profit or loss	11,076	6,657	4,709
Ending balance	39,347	28,271	21,614

Significant unobservable valuation inputs are provided below:

	2025	2024

Annual average of future sales of mineral (US$000)	400,476	275,865
Useful life of mining properties	15	14
Pre-tax discount rate (%)	12.41	12.73